Goodwill and Intangible Assets Schedule of Indefinite Lived Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Trade Names	$ 1,178,050	$ 841,068	$ 826,795
Indefinite-lived Intangible Assets Acquired	331,000	22,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	0	32,450
Indefinite-lived Intangible Assets, Translation Adjustments	5,982	(4,277)
Global Batteries and Appliances [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Trade Names	547,353	545,426	545,804
Indefinite-lived Intangible Assets Acquired	0	0
Indefinite-lived Intangible Assets, Translation Adjustments	1,927	542
Hardware & Home Improvement [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Trade Names	330,771	0	0
Indefinite-lived Intangible Assets Acquired	331,000	0
Indefinite-lived Intangible Assets, Translation Adjustments	(229)	0
Global Pet Supplies [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Trade Names	216,426	212,142	205,491
Indefinite-lived Intangible Assets Acquired	0	14,000
Indefinite-lived Intangible Assets, Translation Adjustments	4,284	(4,819)
Home and Garden Business [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Trade Names	83,500	83,500	75,500
Indefinite-lived Intangible Assets Acquired	0	8,000
Indefinite-lived Intangible Assets, Translation Adjustments	$ 0	$ 0